Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total property and equipment	$ 49,796	$ 47,188
Less: Accumulated depreciation	(21,353)	(11,577)
Property and equipment, net	28,443	35,611
Computer Equipment [Member]
Total property and equipment	13,473	13,208
Furniture and Fixtures [Member]
Total property and equipment	$ 36,323	$ 33,980